Segment and corporate information	9 Months Ended
Sep. 30, 2026
Segment and corporate information
Segment and corporate information

14.    Segment and corporate information

The operating segments are determined based upon how the Company manages its businesses and allocates resources with responsibilities by products and services and are aligned with the financial information that is presented on a quarterly basis to the chief operating decision maker. The Care Enablement segment is primarily engaged in the manufacture and distribution of healthcare products and equipment, including R&D, supply chain, and commercial operations, as well as supporting functions such as regulatory and quality management. The Care Delivery segment is primarily engaged in providing healthcare services for the treatment of CKD, ESRD, and in providing other extracorporeal therapies. Care Delivery also includes the pharmaceutical products business and the income or losses from equity method investees related to the sale of certain renal pharmaceuticals by Vifor Fresenius Medical Care Renal Pharma Ltd., which are used in the Company’s clinics to provide healthcare services to its patients. The Value-Based Care operating segment is primarily focused on value-based kidney care, including contracting and performance management, clinical care models supported by a national network of nephrologists, and tech-enabled platforms that leverage proprietary informatics and patient engagement tools. Value- and risk-based care arrangements with private payors or government programs may include shared savings or losses from reductions or increases in the overall medical spend of a population under management which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers. Premiums and medical costs included in full risk arrangements, however, are accounted for in accordance with IFRS 17, Insurance Contracts. Premium revenue and claim costs are presented separately as insurance revenue and insurance costs of revenue, respectively, on the consolidated statements of income and constitute the majority of revenue and costs of revenue for the segment.

Historically, Care Enablement also included certain pharmaceutical products business activities. For the three and nine month periods ended September 30, 2026, these activities have been reclassified to the Care Delivery segment to reflect the global pharmaceutical business holistically within Care Delivery and changed responsibilities in how the business is organizationally managed at the chief operating decision maker level. For comparative purposes, the amounts for the three and nine months ended September 30, 2025 attributable to these activities, consisting of revenue from healthcare products of €20,503 and €59,387, respectively, inter-segment revenue of €1,586 and €4,179, respectively, costs of revenue of €15,098 and €45,017, respectively, and operating income of €3,146 and €7,013, respectively, remain reported within Care Enablement and have not been reclassified. The consolidated statements of income for the Company are unaffected.

The Company’s Global Medical Office, which seeks to optimize medical treatments and clinical processes within the Company and supports both Care Delivery and Care Enablement, is centrally managed and its profit and loss are allocated to those specific segments. Similarly, costs related primarily to headquarters overhead charges, including accounting and finance as well as certain human resources, legal, compliance, procurement, real estate, and information technology (IT) costs, are allocated as these costs are attributable to the segments, and are used in the allocation of resources to Care Delivery and Care Enablement. These costs are allocated at budgeted amounts, with the difference between budgeted and actual figures recorded at the corporate level. Until March 31, 2026, the Value-Based Care segment maintained its own separate finance, accounting, human resources, legal, medical office, and other administrative functions and was therefore excluded from the allocation process. Beginning in April 2026, certain of such functions for the segment including accounting, legal, compliance, human resources, and procurement have been incorporated into the Company’s global functional areas and associated costs are allocated to the segment. Additionally, certain costs, which relate mainly to shareholder activities, management activities, global internal audit, and the remeasurement of certain investments and vPPAs are not allocated to a segment but are accounted for as corporate expenses. From January 1, 2026, the project costs for implementing the Company’s new enterprise resource planning software are reported as corporate expenses. These activities do not fulfill the definition of a segment according to IFRS 8, Operating Segments, and are reported separately as Corporate (Corporate). Interest income, interest expense, and tax expense are neither included within the measure of segment profit or loss reviewed by the chief operating decision maker nor otherwise regularly provided to the chief operating decision maker by segment and are therefore not included in the presented segment information.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue and operating income. Services provided by the Care Delivery segment in the U.S. for patients managed under the Value-Based Care segment are provided at fair market value. The Company also transfers products from the Care Enablement segment to the Care Delivery segment at fair market value. The associated internal revenues and expenses and any remaining internally generated profit or loss for the products transferred and services provided are recorded within the operating segments initially, are eliminated upon consolidation and are included within “Inter-segment eliminations.” Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations.

Information pertaining to the Company’s segment and Corporate activities for the three and nine months ended September 30, 2026 and 2025 is set forth below:

Segment and corporate information

in € K

	Care	Value-	Care	Total	Inter-segment
	Delivery	Based Care	Enablement	Segment	eliminations	Corporate	Total
Three months ended September 30, 2026
Revenue from healthcare services(1)	3,279,810	32,816	—	3,312,626	—	—	3,312,626
Revenue from healthcare products(1)	77,123	—	1,021,529	1,098,652	—	—	1,098,652
Revenue from contracts with customers(1)	3,356,933	32,816	1,021,529	4,411,278	—	—	4,411,278
Revenue from insurance contracts(1)	—	503,784	—	503,784	—	—	503,784
Revenue from lease contracts(1)	—	—	21,680	21,680	—	—	21,680
Revenue from external customers	3,356,933	536,600	1,043,209	4,936,742	—	—	4,936,742
Inter-segment revenue	134,997	—	408,229	543,226	(543,226)	—	—
Revenue	3,491,930	536,600	1,451,438	5,479,968	(543,226)	—	4,936,742
Costs of revenue	(2,628,106)	(514,316)	(1,017,136)	(4,159,558)	496,812	1,377	(3,661,369)
Research and development	—	—	(41,398)	(41,398)	—	—	(41,398)
Operating income (loss)	496,903	94	(32,430)	464,567	(46,413)	(34,065)	384,089
Interest							(81,459)
Income before income taxes							302,630
Depreciation and amortization	(234,281)	(193)	(117,882)	(352,356)	10,345	(13,790)	(355,801)
Impairment loss	(714)	—	(76,258)	(76,972)	—	(227)	(77,199)
Income (loss) from equity method investees	18,162	—	—	18,162	—	—	18,162
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	252,614	94	121,121	373,829	(53,027)	42,851	363,653

Three months ended September 30, 2025
Revenue from healthcare services(1)	3,211,730	7,939	—	3,219,669	—	—	3,219,669
Revenue from healthcare products(1)(2)	61,511	—	1,015,683	1,077,194	—	—	1,077,194
Revenue from contracts with customers(1)	3,273,241	7,939	1,015,683	4,296,863	—	—	4,296,863
Revenue from insurance contracts(1)	—	567,578	—	567,578	—	—	567,578
Revenue from lease contracts(1)	—	—	20,409	20,409	—	—	20,409
Revenue from external customers	3,273,241	575,517	1,036,092	4,884,850	—	—	4,884,850
Inter-segment revenue(2)	128,465	—	324,568	453,033	(453,033)	—	—
Revenue	3,401,706	575,517	1,360,660	5,337,883	(453,033)	—	4,884,850
Costs of revenue(2)	(2,564,750)	(579,371)	(942,765)	(4,086,886)	448,587	(4,333)	(3,642,632)
Research and development	—	—	(37,954)	(37,954)	—	206	(37,748)
Operating income (loss)(2)	419,474	(21,960)	86,652	484,166	(3,454)	(4,207)	476,505
Interest							(73,937)
Income before income taxes							402,568
Depreciation and amortization	(235,080)	(1,354)	(115,569)	(352,003)	10,358	(16,569)	(358,214)
Impairment loss	(257)	21	1,177	941	—	16	957
Income (loss) from equity method investees	46,672	—	—	46,672	—	—	46,672
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	143,797	117	131,338	275,252	(10,563)	14,763	279,452
(1)	These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.
(2)	For amounts not reclassified related to the shift of the global pharmaceutical business from Care Enablement to Care Delivery, see discussion above.

Segment and corporate information (continued)
in € K
		Value-Based	Care	Total	Inter-segment
	Care Delivery	Care	Enablement	Segment	eliminations	Corporate	Total
Nine months ended September 30, 2026
Revenue from healthcare services(1)	9,615,375	93,932	—	9,709,307	—	—	9,709,307
Revenue from healthcare products(1)	254,295	—	2,911,329	3,165,624	—	—	3,165,624
Revenue from contracts with customers(1)	9,869,670	93,932	2,911,329	12,874,931	—	—	12,874,931
Revenue from insurance contracts(1)	—	1,469,175	—	1,469,175	—	—	1,469,175
Revenue from lease contracts(1)	—	—	65,349	65,349	—	—	65,349
Revenue from external customers	9,869,670	1,563,107	2,976,678	14,409,455	—	—	14,409,455
Inter-segment revenue	394,142	—	1,144,812	1,538,954	(1,538,954)	—	—
Revenue	10,263,812	1,563,107	4,121,490	15,948,409	(1,538,954)	—	14,409,455
Costs of revenue	(7,769,544)	(1,461,024)	(2,849,727)	(12,080,295)	1,431,920	3,767	(10,644,608)
Research and development	—	—	(119,337)	(119,337)	—	—	(119,337)
Operating income (loss)	1,203,037	6,386	153,456	1,362,879	(107,034)	(119,706)	1,136,139
Interest							(242,994)
Income before income taxes							893,145
Depreciation and amortization	(697,412)	(1,048)	(355,708)	(1,054,168)	30,272	(42,965)	(1,066,861)
Impairment loss	(76,114)	—	(80,521)	(156,635)	—	(35,557)	(192,192)
Income (loss) from equity method investees	18,228	—	—	18,228	—	—	18,228
Total assets(1)	42,136,948	642,093	13,933,863	56,712,904	(36,532,670)	11,268,977	31,449,211
thereof investment in equity method investees(1)	678,318	—	—	678,318	—	—	678,318
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	706,814	235	351,498	1,058,547	(129,046)	102,216	1,031,717

Nine months ended September 30, 2025
Revenue from healthcare services(1)	9,669,848	51,486	—	9,721,334	—	—	9,721,334
Revenue from healthcare products(1)(2)	193,944	—	3,020,787	3,214,731	—	—	3,214,731
Revenue from contracts with customers(1)	9,863,792	51,486	3,020,787	12,936,065	—	—	12,936,065
Revenue from insurance contracts(1)	—	1,559,217	—	1,559,217	—	—	1,559,217
Revenue from lease contracts(1)	—	—	62,735	62,735	—	—	62,735
Revenue from external customers	9,863,792	1,610,703	3,083,522	14,558,017	—	—	14,558,017
Inter-segment revenue(2)	365,425	—	991,913	1,357,338	(1,357,338)	—	—
Revenue	10,229,217	1,610,703	4,075,435	15,915,355	(1,357,338)	—	14,558,017
Costs of revenue(2)	(7,907,680)	(1,558,685)	(2,788,045)	(12,254,410)	1,339,193	(2,243)	(10,917,460)
Research and development	—	—	(119,552)	(119,552)	—	206	(119,346)
Operating income (loss)(2)	1,085,873	(27,553)	269,976	1,328,296	(17,153)	(77,965)	1,233,178
Interest							(229,403)
Income before income taxes							1,003,775
Depreciation and amortization	(739,402)	(4,030)	(339,443)	(1,082,875)	30,600	(50,567)	(1,102,842)
Impairment loss	(17,336)	(2,171)	(4,522)	(24,029)	—	16	(24,013)
Income (loss) from equity method investees	139,680	—	—	139,680	—	—	139,680
Total assets(1)	40,572,794	584,495	14,377,779	55,535,068	(35,992,145)	11,344,082	30,887,005
thereof investment in equity method investees(1)	751,181	—	—	751,181	—	—	751,181
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	531,282	315	357,161	888,758	(31,342)	26,738	884,154
(1)	These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.
(2)	For amounts not reclassified related to the shift of the global pharmaceutical business from Care Enablement to Care Delivery, see discussion above.